Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 47,214	$ 46,845
Receivables, net of allowance for bad debts of $1.3 million (2024: $1.9 million)	52,780	47,537
Prepaid expenses and other assets	4,660	3,687
Advances and deposits	5,548	4,869
Inventories	13,039	8,912
Vessel held for sale	22,944	0
Total current assets	146,185	111,850
Non-current assets
Investments and other assets, net of accumulated depreciation of $2.7 million (2024: $2.5 million)	4,941	4,983
Vessels and vessel equipment, net of accumulated depreciation of $298.1 million (2024: $264.4 million)	607,939	638,123
Deferred drydock expenditures, net of accumulated amortization of $31.3 million (2024: $25.8 million)	24,151	27,068
Deferred finance fees, net	4,701	4,920
Operating lease, right-of-use assets	1,685	1,780
Total non-current assets	643,417	676,874
TOTAL ASSETS	789,602	788,724
Current liabilities
Accounts payable	12,249	5,066
Accrued expenses and other liabilities	15,742	18,585
Deferred revenue	1,452	1,598
Current portion of operating lease obligations	585	598
Total current liabilities	30,028	25,847
Non-current liabilities
Non-current portion of long-term debt	103,359	127,000
Non-current portion of operating lease obligations	1,161	1,272
Other non-current liabilities	268	268
Total non-current liabilities	104,788	128,540
TOTAL LIABILITIES	134,816	154,387
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 44,307,697 issued and 40,731,441 outstanding as of December 31, 2025 and 44,031,496 issued and 40,455,240 outstanding as of December 31, 2024)	444	443
Additional paid in capital	479,149	478,619
Treasury stock (3,576,256 shares as of December 31, 2025 and 3,576,256 shares as of December 31, 2024)	(33,524)	(33,524)
Retained earnings	208,717	188,799
Total stockholders' equity	654,786	634,337
Total redeemable preferred stock and stockholders' equity	654,786	634,337
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 789,602	$ 788,724